Loans and advances to customers - Renegotiated loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Renegotiated loan amount	$ 12,330	$ 12,353	$ 5,654
Percentage of renegotiated loans	100.00%	100.00%	100.00%
Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	$ 3,216	$ 5,838	$ 1,513
Percentage of renegotiated loans	26.00%	47.00%	27.00%
Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 9,114	$ 6,515	$ 4,141
Percentage of renegotiated loans	74.00%	53.00%	73.00%
Commercial, financial and industrial loans
Financial instruments
Renegotiated loan amount	$ 10,527	$ 10,217	$ 3,070
Commercial, financial and industrial loans | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	2,549	4,299	912
Commercial, financial and industrial loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	7,978	5,918	2,158
Securitized mortgage assets
Financial instruments
Renegotiated loan amount	316	573	685
Securitized mortgage assets | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	157	356	329
Securitized mortgage assets | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	159	217	356
Installment loans to individuals
Financial instruments
Renegotiated loan amount	1,487	1,563	1,899
Installment loans to individuals | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	510	1,183	272
Installment loans to individuals | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 977	$ 380	$ 1,627